Common shares - Summary of restricted stock awards (Details) - Restricted stock	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares outstanding and non-vested, beginning balance (in shares) | shares	2,705,989
Number of shares granted (in shares) | shares	1,817,750
Number of shares vested (in shares) | shares	(371,473)
Number of shares forfeited (in shares) | shares	(10,000)
Number of shares outstanding and non-vested, ending balance (in shares) | shares	4,142,266	3,559,109
Weighted average grand date fair value, outstanding, beginning balance (in dollars per share) | $ / shares	$ 21.63
Weighted average grant date fair value, granted (in dollars per share) | $ / shares	55.61
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	20.89
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	19.83
Weighted average grand date fair value, outstanding, ending balance (in dollars per share) | $ / shares	$ 36.61